Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000005513 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000005513 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000005513 | T. Rowe Price Blue Chip Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000005513 | T. Rowe Price Dividend Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000005513 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000005513 | T. Rowe Price Equity Income Fund
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000005513 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005513 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000005513 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005513 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000005513 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	87.80%
C000005513 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000227148 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000227148 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000227148 | T. Rowe Price Blue Chip Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000227148 | T. Rowe Price Dividend Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000227148 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000227148 | T. Rowe Price Equity Income Fund
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000227148 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000227148 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000227148 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000227148 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000227148 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	87.80%
C000227148 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	12.10%